Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	2,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	911,615,863	359,438,769	349,698,625	322,661,482
Common stock, shares outstanding	911,615,863	359,438,769	349,698,625	322,661,482